OBLIGATIONS UNDER CAPITAL LEASE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
California [Member] | Lease Agreements [Member] | June 30, 2021 [Member]
Monthly rental payment	$ 3,270	$ 3,270
Address of property	2999 North 44th Street, Phoenix, Arizona 85018	2999 North 44th Street, Phoenix, Arizona 85018
Payment of rent, description	At a monthly base rent of $3,618, increasing to $3,688 and $3,758 per month during the second and third year of the lease, respectively.	At a monthly base rent of $3,618, increasing to $3,688 and $3,758 per month during the second and third year of the lease, respectively.
Accumulated Amortization [Member]
Monthly rental payment	$ 2,400	$ 2,400
Period of lease	24 months	24 months